Risk Management (Details) - Schedule of financial assets and off-balance sheet commitments - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Risk Management (Details) - Schedule of financial assets and off-balance sheet commitments [Line Items]
Total	$ 70,256,154	$ 62,869,327
Deposits In Banks [Member]
Risk Management (Details) - Schedule of financial assets and off-balance sheet commitments [Line Items]
Total	1,998,236	2,137,891
Cash Items In Process Of Collection [Member]
Risk Management (Details) - Schedule of financial assets and off-balance sheet commitments [Line Items]
Total	390,271	452,963
Financial derivative contracts [Member]
Risk Management (Details) - Schedule of financial assets and off-balance sheet commitments [Line Items]
Total	10,123,607	9,032,085
Financial Assets Held For Trading [Member]
Risk Management (Details) - Schedule of financial assets and off-balance sheet commitments [Line Items]
Total	73,347	133,718
Loans and account receivable at amortized cost / Loans and account receivable at FVOCI [Member]
Risk Management (Details) - Schedule of financial assets and off-balance sheet commitments [Line Items]
Total	35,577,003	33,372,431
Debt Instrument At Fair Value Through Other Comprehensive Income [Member]
Risk Management (Details) - Schedule of financial assets and off-balance sheet commitments [Line Items]
Total	5,803,139	7,162,542
Debt instruments at amortized cost [Member]
Risk Management (Details) - Schedule of financial assets and off-balance sheet commitments [Line Items]
Total	4,691,730
Letters Of Credit Issued [Member]
Risk Management (Details) - Schedule of financial assets and off-balance sheet commitments [Line Items]
Total	323,531	165,119
Foreign Letters Of Credit Confirmed [Member]
Risk Management (Details) - Schedule of financial assets and off-balance sheet commitments [Line Items]
Total	53,777	82,779
Performance guarantees [Member]
Risk Management (Details) - Schedule of financial assets and off-balance sheet commitments [Line Items]
Total	1,390,410	1,090,643
Available Credit Lines [Member]
Risk Management (Details) - Schedule of financial assets and off-balance sheet commitments [Line Items]
Total	8,986,535	8,391,414
Personal guarantees [Member]
Risk Management (Details) - Schedule of financial assets and off-balance sheet commitments [Line Items]
Total	579,051	441,508
Other Irrevocable Credit Commitments [Member]
Risk Management (Details) - Schedule of financial assets and off-balance sheet commitments [Line Items]
Total	$ 265,517	$ 406,234